Share-based compensation - RSUs Granted (Details) - RSUs - $ / shares					6 Months Ended	12 Months Ended
	Mar. 20, 2020	Jan. 01, 2020	Dec. 01, 2019	Oct. 25, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Vesting period (year)					4 years
Grant-date fair value	$ 0.13	$ 0.01	$ 1.3	$ 5
Volatility rate	37.36%	37.89%	50.17%	37.02%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.23%	1.64%	1.72%	2.90%
Forfeited					0	0	0
Minimum
Share-based compensation
Vesting period (year)					2 years
Maximum
Share-based compensation
Vesting period (year)					3 years
January 1, 2019
Share-based compensation
Number of RSUs					15,000
Vesting period (year)					3 years 6 months 29 days
January 1, 2019
Share-based compensation
Number of RSUs					55,050
Vesting period (year)					3 years 6 months 29 days
January 3, 2019
Share-based compensation
Number of RSUs					6,000
Vesting period (year)					3 years 11 months 26 days
January 3, 2019
Share-based compensation
Number of RSUs					4,000
Vesting period (year)					3 years 11 months 26 days
April 1, 2019
Share-based compensation
Number of RSUs					22,540
Vesting period (year)					4 years
April 1, 2019
Share-based compensation
Number of RSUs					27,260
Vesting period (year)					4 years
April 1, 2019
Share-based compensation
Number of RSUs					34,540
Vesting period (year)					4 years
April 1, 2019
Share-based compensation
Number of RSUs					33,290
Vesting period (year)					4 years
July 1, 2019
Share-based compensation
Number of RSUs					1,800
Vesting period (year)					4 years
July 1, 2019
Share-based compensation
Number of RSUs					45,000
Vesting period (year)					3 years
July 1, 2019
Share-based compensation
Number of RSUs					6,000
Vesting period (year)					3 years
October 1, 2019
Share-based compensation
Number of RSUs					4,000
Vesting period (year)					4 years
December 1, 2019
Share-based compensation
Number of RSUs					10,000
Vesting period (year)					2 years
December 1, 2019
Share-based compensation
Number of RSUs					15,000
Vesting period (year)					1 year
January 1, 2020
Share-based compensation
Number of RSUs					5,000
Vesting period (year)					3 months
January 1, 2020
Share-based compensation
Number of RSUs					19,600
Vesting period (year)					3 years
January 1, 2020
Share-based compensation
Number of RSUs					235,004
Vesting period (year)					2 years
January 1, 2020
Share-based compensation
Number of RSUs					100,000
Vesting period (year)					2 years
January 27, 2020
Share-based compensation
Number of RSUs					40,000
Vesting period (year)					6 months 29 days
January 27, 2020
Share-based compensation
Number of RSUs					110,000
Vesting period (year)					6 months 29 days
March 20, 2020
Share-based compensation
Number of RSUs					100,000
Vesting period (year)					3 months